July 7, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Washington Mutual Investors Fund
File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of Statement of Additional Information since the electronic filing on June 30, 2025 of Registrant’s Post-Effective Amendment No. 153 under the Securities Act of 1933 and Amendment No. 81 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary